Nature of Business and Continuance of Operations (Details Narrative)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of Incorporation	Mar. 27, 2007	Mar. 27, 2007